PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2045 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29 .9%
120,462  iShares Core S&P Mid-
Cap ETF
$ 7,455,393
5 .9
44,719  iShares Core S&P
Small-Cap ETF
5,209,763
4 .1
101,001  SPDR Portfolio High
Yield Bond ETF
2,403,824
1 .9
370,781  Vanguard FTSE
Developed Markets
ETF
19,425,217
15 .2
53,741  Vanguard FTSE
Emerging Markets ETF
2,403,298
1 .9
19,799  Vanguard Long-Term
Treasury ETF
1,197,839
0 .9
Total Exchange-Traded
Funds
(Cost $33,133,243)
38,095,334
29 .9
MUTUAL FUNDS : 70 .0%
Affiliated Investment Companies : 17 .7%
873,198  Voya Intermediate
Bond Fund - Class R6
7,771,463
6 .1
992,530  Voya Multi-Manager
International Equity
Fund - Class I
11,056,781
8 .7
328,177  Voya VACS Series
EME Fund
3,787,162
2 .9
22,615,406
17 .7
Unaffiliated Investment Companies : 52 .3%
1,070,433  Nuveen S&P 500 Index
Fund - Class R6
66,570,217
52 .3
Total Mutual Funds
(Cost $73,220,430)
89,185,623
70 .0
Total Long-Term
Investments
(Cost $106,353,673)
127,280,957
99 .9
Total Investments in
Securities
(Cost $106,353,673) $ 127,280,957 99 .9
Assets in Excess of
Other Liabilities 65,416 0.1
Net Assets $ 127,346,373 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2045 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 38,095,334 $ — $ — $ 38,095,334
Mutual Funds 89,185,623 — — 89,185,623
Total Investments, at fair value $ 127,280,957 $ — $ — $ 127,280,957
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 6,891,020 $ 1,004,462 $ (405,561) $ 281,542 $ 7,771,463 $ 91,292 $ 1,057 $ —
Voya Multi-Manager International
Equity Fund - Class I
9,605,996 2,063,794 (1,078,578) 465,569 11,056,781 — 125,103 —
Voya VACS Series EME Fund
3,458,792 439,105 (237,860) 127,125 3,787,162 — 29,724 —
$ 19,955,808 $ 3,507,361 $ (1,721,999) $ 874,236 $ 22,615,406 $ 91,292 $ 155,884 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 20,927,285
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 20,927,285